Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Federal Statutory tax rate	(34.00%)	(34.00%)
State tax, net of federal benefit	(8.00%)	(5.00%)
Effective tax rate, gross	(42.00%)	(39.00%)
Valuation allowance	42.00%	39.00%
Effective tax rate